Lease Accounting - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Lease Description [Line Items]
Amortization of right-of-use assets	$ 2,785	$ 1,930	$ 1,548
Lessee, operating lease, existence of option to extend	true
Lessee, operating lease, existence of option to terminate	true
Operating lease, weighted average remaining lease term	21 months	13 months
Operating lease, weighted average discount rate, percent	4.30%	6.50%
Minimum [Member]
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	12 months	12 months
Maximum
Lessee Lease Description [Line Items]
Lessee, operating lease, term of contract	36 months	60 months